RISK MANAGEMENT - Structural foreign exchange risk - Net financial asset (liability) position (Details) $ in Millions, $ in Millions	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 343,332,362		$ 303,076,129
Financial liabilities	308,858,471		271,975,564
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	156,707,240	$ 30,212	130,763,369	$ 30,224
Financial liabilities	159,908,740	31,940	134,967,705	31,693
Net financial asset (liability) position	$ (3,201,500)	(1,728)	$ (4,204,336)	(1,469)
Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		9,150		7,873
Financial liabilities		8,227		7,628
Net financial asset (liability) position		$ 923		$ 245